Schedule of Investments (unaudited) September 30, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Azerbaijan — 1.1%
Southern Gas Corridor CJSC, 6.88%, 03/24/26	USD 224	$255,248

Brazil — 1.0%
Petrobras Global Finance BV, 6.75%, 06/03/50	125	133,633
Suzano Austria GmbH, 3.75%, 01/15/31	105	104,895

		238,528

Cayman Islands — 0.9%
QNB Finance Ltd., 1.63%, 09/22/25	200	198,000

Chile — 0.9%
Corp. Nacional del Cobre de Chile, 3.00%, 09/30/29	200	210,812

China — 2.1%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23	200	211,760
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26	263	281,985

		493,745

Kazakhstan — 1.6%
Development Bank of Kazakhstan JSC, 8.95%, 05/04/23	KZT 50,000	110,363
KazMunayGas National Co. JSC, 6.38%, 10/24/48	USD 200	254,750

		365,113

Malaysia — 1.9%
Petronas Capital Ltd.
3.50%, 03/18/25	200	220,700
3.50%, 04/21/30	200	223,622

		444,322

Mexico — 2.9%
Petroleos Mexicanos
4.50%, 01/23/26	68	60,194
6.50%, 03/13/27	110	102,622
6.84%, 01/23/30	304	271,320
5.63%, 01/23/46	50	35,444
6.75%, 09/21/47	45	34,684
6.35%, 02/12/48	64	48,294
6.95%, 01/28/60	137	105,969

		658,527

Netherlands — 0.9%
MDGH - GMTN BV, 2.88%, 05/21/30	200	213,875

Peru — 0.9%
Petroleos del Peru SA, 4.75%, 06/19/32	200	215,750

United Arab Emirates — 0.9%
DP World PLC, 4.70%, 09/30/49	200	201,813

Venezuela(a)(b) — 0.3%
Petroleos de Venezuela SA
9.00%, 11/17/21	435	11,972
12.75%, 02/17/22	441	12,141
6.00%, 05/16/24	945	25,986
6.00%, 11/15/26	213	5,853
9.75%, 05/17/35	746	20,511

		76,463

Total Corporate Bonds — 15.4% (Cost: $4,365,877)		3,572,196

Security	Par (000)	Value

Foreign Agency Obligations

Angola — 0.7%
Angolan Government International Bond, 9.38%, 05/08/48.	USD 210	$163,406

Argentina — 1.5%
Argentine Republic Government International Bond
1.00%, 07/09/29	55	24,717
0.13%, 07/09/30(c)	182	75,630
0.13%, 07/09/35(c)	448	167,260
0.13%, 01/09/38(c)	121	51,521
0.13%, 07/09/46(c)	80	30,520

		349,648

Bahrain — 0.8%
Bahrain Government International Bond, 5.63%, 09/30/31	200	195,000

Brazil — 4.1%
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 01/01/27	BRL 1,050	212,577
Brazilian Government International Bond
4.63%, 01/13/28	USD 200	216,500
3.88%, 06/12/30	310	310,000
5.00%, 01/27/45	200	201,250

		940,327

Chile — 1.8%
Chile Government International Bond, 2.55%, 01/27/32	400	421,875

China — 1.0%
China Government Bond, 2.64%, 08/13/22	CNY 100	14,705
Export-Import Bank of China, 2.63%, 03/14/22	USD 200	205,064

		219,769

Colombia — 4.0%
Colombia Government International Bond
2.63%, 03/15/23	200	204,750
4.50%, 01/28/26	200	221,062
5.63%, 02/26/44	400	495,625

		921,437

Costa Rica — 1.6%
Costa Rica Government International Bond
4.38%, 04/30/25	200	187,125
7.16%, 03/12/45	200	182,687

		369,812

Dominican Republic — 2.4%
Dominican Republic International Bond
4.50%, 01/30/30	150	146,953
6.85%, 01/27/45	250	263,437
6.50%, 02/15/48	150	151,266

		561,656

Ecuador(c)(d) — 1.5%
Ecuador Government International Bond
0.50%, 07/31/30	155	105,047
0.50%, 07/31/35	322	179,484
0.50%, 07/31/40	115	57,963

		342,494

Egypt — 5.7%
Arab Republic of Egypt, 5.25%, 10/06/25(e)	200	200,000
Egypt Government Bond
14.05%, 07/21/22	EGP 2,180	137,303
13.56%, 01/14/30	1,650	99,055

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Egypt (continued)
Egypt Government International Bond
6.13%, 01/31/22	USD 200	$204,563
7.63%, 05/29/32	200	195,000
7.90%, 02/21/48	200	184,125
8.88%, 05/29/50	300	297,375

		1,317,421

El Salvador — 1.1%
El Salvador Government International Bond
5.88%, 01/30/25	78	68,152
6.38%, 01/18/27	113	101,453
7.65%, 06/15/35	100	85,844

		255,449

Gabon — 1.6%
Gabon Government International Bond, 6.95%, 06/16/25	400	375,000

Ghana — 2.8%
Ghana Government International Bond
7.63%, 05/16/29	405	366,398
7.88%, 02/11/35	200	169,000
Republic of Ghana Government Bonds, 20.75%, 01/16/23	GHS 580	103,159

		638,557

Guatemala — 0.9%
Guatemala Government Bond, 4.50%, 05/03/26	USD 200	213,563

Hungary — 0.3%
Hungary Government International Bond, 7.63%, 03/29/41	40	71,263

Indonesia — 4.8%
Indonesia Government International Bond
4.35%, 01/08/27	400	458,125
2.85%, 02/14/30	400	420,625
4.75%, 07/18/47	200	243,312

		1,122,062

Jamaica — 1.0%
Jamaica Government International Bond, 6.75%, 04/28/28	200	227,500

Jordan — 1.0%
Jordan Government International Bond, 5.85%, 07/07/30	250	242,500

Kazakhstan — 0.9%
Kazakhstan Government International Bond, 3.88%, 10/14/24	200	217,700

Kenya — 0.9%
Kenya Government International Bond, 7.25%, 02/28/28	200	196,563

Lebanon(a)(b) — 0.4%
Lebanon Government International Bond
6.00%, 01/27/23	60	9,300
6.65%, 04/22/24	150	22,875
6.20%, 02/26/25	140	21,175
6.60%, 11/27/26	130	19,500
6.65%, 02/26/30	80	11,600

		84,450

Mexico — 3.3%
Mexico Government International Bond
4.75%, 04/27/32	200	226,437

Security	Par (000)	Value

Mexico (continued)
4.75%, 03/08/44	USD 250	$274,375
5.00%, 04/27/51	240	269,040

		769,852

Mongolia — 0.9%
Mongolia Government International Bond, 5.13%, 04/07/26(e)	200	201,750

Nigeria — 2.5%
Nigeria Government International Bond
7.63%, 11/21/25	200	208,187
6.50%, 11/28/27	200	190,375
7.14%, 02/23/30	200	189,563

		588,125

Oman — 1.5%
Oman Government International Bond
5.63%, 01/17/28	200	183,500
6.50%, 03/08/47	200	162,813

		346,313

Pakistan — 0.9%
Pakistan Government International Bond, 8.25%, 04/15/24	200	211,750

Panama — 2.4%
Panama Government International Bond
4.00%, 09/22/24	280	306,600
4.50%, 04/01/56	200	249,600

		556,200

Peru — 0.7%
Peruvian Government International Bond, 5.63%, 11/18/50	102	162,722

Philippines — 1.7%
Philippine Government International Bond, 3.00%, 02/01/28	363	399,460

Poland — 0.7%
Poland Government International Bond, 3.25%, 04/06/26	150	169,266

Qatar — 3.3%
Qatar Government International Bond
4.00%, 03/14/29	200	233,750
3.75%, 04/16/30	220	254,787
4.82%, 03/14/49	200	269,000

		757,537

Romania — 0.9%
Romanian Government International Bond
3.00%, 02/14/31	126	129,308
3.38%, 01/28/50	EUR 70	83,610

		212,918

Russia — 2.1%
Russian Foreign Bond - Eurobond
4.25%, 06/23/27	USD 200	225,000
5.25%, 06/23/47	200	265,000

		490,000

Saudi Arabia — 3.8%
Saudi Government International Bond
4.00%, 04/17/25	200	221,750

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Emerging Markets Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Saudi Arabia (continued)
4.38%, 04/16/29	USD 200	$234,375
2.75%, 02/03/32	400	415,500

		871,625

Senegal — 1.3%
Senegal Government International Bond, 6.25%, 05/23/33.	300	295,406

South Africa — 2.5%
Republic of South Africa Government International Bond
4.30%, 10/12/28	400	372,125
5.88%, 06/22/30	200	204,062

		576,187

Sri Lanka — 1.2%
Sri Lanka Government International Bond
6.13%, 06/03/25	200	140,188
6.20%, 05/11/27	200	135,250

		275,438

Ukraine — 4.6%
Ukraine Government International Bond
7.75%, 09/01/24	100	100,375
7.75%, 09/01/25	200	200,000
7.75%, 09/01/27	200	198,125
7.25%, 03/15/33	200	183,500
0.00%, 05/31/40(f)	429	387,977

		1,069,977

United Arab Emirates — 1.1%
Abu Dhabi Government International Bond, 3.88%, 04/16/50	200	243,625

Uruguay — 2.2%
Uruguay Government International Bond
4.38%, 10/27/27	120	138,600
4.13%, 11/20/45	26	31,076
5.10%, 06/18/50	160	214,550
4.98%, 04/20/55	91	120,940

		505,166

Total Foreign Agency Obligations — 78.4% (Cost: $17,633,808)		18,150,769

Total Long-Term Investments — 93.8% (Cost: $21,999,685)		21,722,965

Security	Shares	Value

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.02%(g)(h)	1,446,293	1,446,293

Total Short-Term Securities — 6.2% (Cost: $1,446,293)		1,446,293

Total Investments — 100.0% (Cost: $23,445,978)		23,169,258

Other Assets Less Liabilities — 0.0%		427

Net Assets — 100.0%		$23,169,685

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$1,259,331	$186,962	(a)	$—	$—	$—	$1,446,293	1,446,293	$3,132	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Emerging Markets Bond Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
Euro Bund	5	12/08/20	$1,023	$(2,525)
Ultra U.S. Treasury Bond	4	12/21/20	887	5,641

				$3,116

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	330,000	USD	234,918	Bank of America N.A.	10/15/20	$1,451
AUD	330,000	USD	232,590	Bank of America N.A.	10/15/20	3,779
AUD	340,000	USD	242,093	Barclays Bank PLC	10/15/20	1,438
AUD	320,000	USD	225,428	Deutsche Bank AG	10/15/20	3,778
BRL	1,370,000	USD	242,131	Morgan Stanley & Co. International PLC	10/15/20	1,727
IDR	3,476,760,000	USD	233,058	Bank of America N.A.	10/15/20	760
IDR	1,779,280,000	USD	119,223	Goldman Sachs International	10/15/20	437
MXN	2,640,000	USD	117,594	Bank of America N.A.	10/15/20	1,620
MXN	7,600,000	USD	339,622	Bank of America N.A.	10/15/20	3,569
MXN	2,580,000	USD	115,301	UBS AG	10/15/20	1,203
MXN	5,170,000	USD	230,560	UBS AG	10/15/20	2,900
MXN	5,250,000	USD	234,214	UBS AG	10/15/20	2,858
RUB	5,208,000	USD	66,454	UBS AG	10/15/20	500
USD	239,303	AUD	329,350	Bank of America N.A.	10/15/20	3,400
USD	232,708	AUD	320,000	BNP Paribas S.A.	10/15/20	3,502
USD	235,598	AUD	327,277	BNP Paribas S.A.	10/15/20	1,180
USD	125,191	BRL	660,000	Deutsche Bank AG	10/15/20	7,712
USD	353,002	BRL	1,880,000	Deutsche Bank AG	10/15/20	18,365
USD	237,093	BRL	1,270,000	UBS AG	10/15/20	11,035
USD	16,216	CNH	110,000	UBS AG	10/15/20	3
USD	159,453	EUR	135,000	Deutsche Bank AG	10/15/20	1,130
USD	118,548	IDR	1,758,070,000	Bank of America N.A.	10/15/20	315
USD	236,333	IDR	3,497,970,000	Goldman Sachs International	10/15/20	1,089
USD	104,284	MXN	2,287,741	Bank of America N.A.	10/15/20	977
USD	118,435	MXN	2,550,000	Bank of America N.A.	10/15/20	3,285
USD	38,406	MXN	842,259	Natwest Markets PLC	10/15/20	373
USD	116,271	MXN	2,500,000	UBS AG	10/15/20	3,379
USD	235,914	MXN	5,020,000	UBS AG	10/15/20	9,228
USD	33,966	RUB	2,560,000	Barclays Bank PLC	10/15/20	1,054
USD	44,177	RUB	3,395,500	Barclays Bank PLC	10/15/20	525
USD	44,503	RUB	3,410,600	Goldman Sachs International	10/15/20	656
USD	344,310	RUB	26,380,312	Goldman Sachs International	10/15/20	5,163
USD	235,796	ZAR	3,870,000	Bank of America N.A.	10/15/20	5,117
USD	241,947	ZAR	3,940,000	Natwest Markets PLC	10/15/20	7,096
ZAR	2,000,000	USD	118,099	Bank of America N.A.	10/15/20	1,114
ZAR	3,970,000	USD	233,321	Barclays Bank PLC	10/15/20	3,318
ZAR	3,970,000	USD	234,379	Deutsche Bank AG	10/15/20	2,260
ZAR	1,980,000	USD	116,486	Morgan Stanley & Co. International PLC	10/15/20	1,536
USD	408,081	TRY	3,148,754	Barclays Bank PLC	12/04/20	7,551
USD	30,329	TRY	236,400	BNP Paribas S.A.	12/04/20	258
USD	32,949	TRY	258,400	UBS AG	12/04/20	80

						126,721

BRL	830,000	USD	157,257	Bank of America N.A.	10/15/20	(9,518)
BRL	226,200	USD	41,865	BNP Paribas S.A.	10/15/20	(1,602)
BRL	620,552	USD	117,839	BNP Paribas S.A.	10/15/20	(7,382)
BRL	29,448	USD	5,593	Goldman Sachs International	10/15/20	(351)
BRL	1,048,607	USD	194,623	Goldman Sachs International	10/15/20	(7,972)

4

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Emerging Markets Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	570,000	USD	108,244	Morgan Stanley & Co. International PLC	10/15/20	$(6,785)
BRL	440,000	USD	82,890	UBS AG	10/15/20	(4,571)
EUR	60,000	USD	71,089	Goldman Sachs International	10/15/20	(723)
MXN	2,980,000	USD	141,066	Barclays Bank PLC	10/15/20	(6,500)
MXN	1,290,000	USD	59,113	UBS AG	10/15/20	(860)
MXN	2,878,117	USD	131,886	UBS AG	10/15/20	(1,920)
USD	240,013	AUD	340,000	Goldman Sachs International	10/15/20	(3,519)
USD	117,395	MXN	2,640,000	Barclays Bank PLC	10/15/20	(1,819)
USD	227,880	MXN	5,170,000	Goldman Sachs International	10/15/20	(5,580)
USD	23,635	RUB	1,845,400	UBS AG	10/15/20	(90)
USD	116,879	ZAR	2,010,000	Bank of America N.A.	10/15/20	(2,931)
USD	231,264	ZAR	3,990,000	BNP Paribas S.A.	10/15/20	(6,567)
USD	122,918	ZAR	2,085,037	Deutsche Bank AG	10/15/20	(1,364)
USD	1,784	ZAR	30,000	UBS AG	10/15/20	(4)
ZAR	179,725	USD	10,914	Bank of America N.A.	10/15/20	(202)
ZAR	2,020,000	USD	121,421	Barclays Bank PLC	10/15/20	(1,015)
ZAR	1,770,275	USD	107,452	Morgan Stanley & Co. International PLC	10/15/20	(1,932)

						(73,207)

						$53,514

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	1.00%	Quarterly	Bank of America N.A.	12/20/25	USD	282	$6,912	$5,411	$1,501
Republic of Saudi Arabia	1.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/25	USD	288	(1,163)	(732)	(431)
Republic of Turkey	1.00	Quarterly	Bank of America N.A.	12/20/25	USD	93	17,595	18,244	(649)
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	432	82,172	80,358	1,814
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	12/20/25	USD	103	19,592	19,160	432

							$125,108	$122,441	$2,667

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock Emerging Markets Bond Fund

Fair Value Hierarchy as of Period End (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$3,572,196	$—	$3,572,196
Foreign Agency Obligations	—	18,150,769	—	18,150,769
Short-Term Securities
Money Market Funds	1,446,293	—	—	1,446,293

	$1,446,293	$21,722,965	$—	23,169,258

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$3,747	$—	$3,747
Foreign Currency Exchange Contracts	—	126,721	—	126,721
Interest Rate Contracts	5,641	—	—	5,641
Liabilities
Credit Contracts	—	(1,080)	—	(1,080)
Foreign Currency Exchange Contracts	—	(73,207)	—	(73,207)
Interest Rate Contracts	(2,525)	—	—	(2,525)

	$3,116	$56,181	$—	$59,297

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

BRL	Brazilian Real

CNH	Chinese Yuan

CNY	Chinese Yuan

EGP	Egyptian Pound

EUR	Euro

IDR	Indonesian Rupiah

MXN	Mexican Peso

RUB	New Russian Ruble

TRY	Turkish Lira

USD	United States Dollar

ZAR	South African Rand
Portfolio Abbreviation

GMTN	Global Medium-Term Note

JSC	Joint Stock Company

6